N-4	Apr. 28, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account – I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
C000226535 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.
Transaction Charges
In addition to the Core Contract Charge, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules.
Contract Charges- Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third-party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Contract Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	0.41%	0.41%	Contract Charges- Annual Contract Expenses: Core Contract Charge
	2. Investment options (Fund fees and expenses)[2]	0.21%	1.98%	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Contract Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.As a percentage of average daily Contract Value of the Investment Divisions.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-3.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement		Rate Sheet Prospectus Supplement
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Fund fees and expenses •No add-on benefits •No sales charges •No additional purchase payments, or transfers	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of add-on benefits and Fund fees and expenses •No sales charges •No additional purchase payments, or transfers

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.	Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks
Optional Benefits
•Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue an add-on benefit at any time.
•Under certain circumstances, you may elect to have the advisory fee directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you elect to pay your advisory fees via direct deductions under our rules, these deductions will reduce the basic death benefit.
Benefits Available Under the Contracts
TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

Charges for Early Withdrawals [Text Block]	Charges for Early WithdrawalsNone.
Transaction Charges [Text Block]	Transaction Charges
In addition to the Core Contract Charge, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules.
Contract Charges- Transfer Charge
Ongoing Fees and Expenses [Table Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.
Transaction Charges
In addition to the Core Contract Charge, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules.
Contract Charges- Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third-party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Contract Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	0.41%	0.41%	Contract Charges- Annual Contract Expenses: Core Contract Charge
	2. Investment options (Fund fees and expenses)[2]	0.21%	1.98%	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Contract Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.As a percentage of average daily Contract Value of the Investment Divisions.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-3.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement		Rate Sheet Prospectus Supplement
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Fund fees and expenses •No add-on benefits •No sales charges •No additional purchase payments, or transfers	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of add-on benefits and Fund fees and expenses •No sales charges •No additional purchase payments, or transfers

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.	Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks
Optional Benefits
•Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue an add-on benefit at any time.
•Under certain circumstances, you may elect to have the advisory fee directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you elect to pay your advisory fees via direct deductions under our rules, these deductions will reduce the basic death benefit.
Benefits Available Under the Contracts
TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.41%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	0.41%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.21%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.98%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average daily Contract Value of the Investment Divisions.
Optional Benefits Footnotes [Text Block]	This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-3.html.
Investment Options Footnotes [Text Block]	As a percentage of average Fund net assets.
Lowest and Highest Annual Cost [Table Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.
Transaction Charges
In addition to the Core Contract Charge, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules.
Contract Charges- Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third-party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Contract Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	0.41%	0.41%	Contract Charges- Annual Contract Expenses: Core Contract Charge
	2. Investment options (Fund fees and expenses)[2]	0.21%	1.98%	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Contract Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.As a percentage of average daily Contract Value of the Investment Divisions.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-3.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement		Rate Sheet Prospectus Supplement
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Fund fees and expenses •No add-on benefits •No sales charges •No additional purchase payments, or transfers	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of add-on benefits and Fund fees and expenses •No sales charges •No additional purchase payments, or transfers

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.	Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks
Optional Benefits
•Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue an add-on benefit at any time.
•Under certain circumstances, you may elect to have the advisory fee directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you elect to pay your advisory fees via direct deductions under our rules, these deductions will reduce the basic death benefit.
Benefits Available Under the Contracts
TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Fund fees and expenses •No add-on benefits •No sales charges •No additional purchase payments, or transfers
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of add-on benefits and Fund fees and expenses •No sales charges •No additional purchase payments, or transfers
Risks [Table Text Block]

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None.
Transaction Charges
In addition to the Core Contract Charge, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules.
Contract Charges- Transfer Charge
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any advisory fees paid to third-party financial professionals from your Contract Value or other assets. If such advisory fees were reflected, the fees and expenses disclosed below would be higher.
Contract Charges- Add-On Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	0.41%	0.41%	Contract Charges- Annual Contract Expenses: Core Contract Charge
	2. Investment options (Fund fees and expenses)[2]	0.21%	1.98%	Contract Charges- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	See current Rate Sheet Prospectus Supplement	See current Rate Sheet Prospectus Supplement	Contract Charges- Add-On Benefit Expenses Rate Sheet Prospectus Supplement

1.As a percentage of average daily Contract Value of the Investment Divisions.
2.As a percentage of average Fund net assets.
3.This prospectus utilizes Rate Sheet Prospectus Supplements to describe the current minimum and maximum charges you would pay for a single optional benefit, if elected. To obtain a copy of the most recent Rate Sheet Prospectus Supplement(s), please visit www.jackson.com/product-literature-3.html.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	LOWEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement	HIGHEST ANNUAL COST: See Current Rate Sheet Prospectus Supplement		Rate Sheet Prospectus Supplement
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive combination of Fund fees and expenses •No add-on benefits •No sales charges •No additional purchase payments, or transfers	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive combination of add-on benefits and Fund fees and expenses •No sales charges •No additional purchase payments, or transfers

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.	Principal Risks
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.
Principal Risks
Insurance Company Risks
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks
RESTRICTIONS
Investments
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Principal Risks
Optional Benefits
•Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue an add-on benefit at any time.
•Under certain circumstances, you may elect to have the advisory fee directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you elect to pay your advisory fees via direct deductions under our rules, these deductions will reduce the basic death benefit.
Benefits Available Under the Contracts
TAXES
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

Investment Restrictions [Text Block]
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.

Key Information, Benefit Restrictions [Text Block]
•Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.
•Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase.
•We may modify or discontinue an add-on benefit at any time.
•Under certain circumstances, you may elect to have the advisory fee directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you elect to pay your advisory fees via direct deductions under our rules, these deductions will reduce the basic death benefit.
Tax Implications [Text Block]
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

Investment Professional Compensation [Text Block]	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of advisory fees, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and making partial or total withdrawals from the Contract. The tables do not reflect any advisory fees paid to third-party financial professionals from Contract Value or other assets of the Owner. If such charges where reflected, the fees and expenses associated with your Contract would be higher. Please refer to your Contract data pages for information about the specific fees you will pay each year based on the options you have elected.

Fees and expenses also may apply after the Income Date. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 40.
The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, take withdrawals from the Contract or transfer cash value between investment options.
Transaction Expenses

Maximum Withdrawal Charge		None
Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge[2]		$22.50
Wire Transfers (for withdrawals)[3]		$25

1.    Premium taxes generally range from 0.0% to 3.5% and vary by state.

2.    Between Monday and Friday, the Expedited Delivery Charge is $10. On Saturday, the Expedited Delivery Charge is $22.50.

3.    Standard wire fees are $20, international wire fees are $25.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses). If you choose to purchase an add-on benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

Administrative Charges	Maximum Charge
Annual Contract Maintenance Charge[1]	$35
Base Contract Charges (% of average daily account value of Investment Divisions)	Maximum Charge
Core Contract Charge[2]	0.40%

1.    This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

2.    This charge is reduced to 0.35% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 0.40%.

Optional Benefit Charges
Add-On Death Benefit Charge (% of average daily contract value of Investment Divisions)	Maximum Charge
Return of Premium Guaranteed Minimum Death Benefit (“GMDB”)[3]	0.40%
Add-On Guaranteed Minimum Withdrawal Benefit (“GMWB”) Charges (% of benefit base)[4]	Maximum Charge
Jackson +Protect Guaranteed Minimum Withdrawal Benefit (“GMWB”)[5]	1.50%

3.    The Return of Premium GMDB is only available to select when purchasing your Contract, and once purchased cannot be cancelled. For more information, please see “Return of Premium Guaranteed Minimum Death Benefit Charge” under “Death Benefit Charges”.

4.    The charge for the add-on guaranteed minimum withdrawal benefit is calculated based on the applicable percentage of the GWB.

5.    The charge displayed above represents the maximum possible charge during the Withdrawal Period of the Jackson +Protect GMWB add-on benefit. For more information about the charges for this benefit, please see “Jackson +Protect GMWB” under “Contract Charges”.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the Funds and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.
Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2021.	0.21%	1.98%
EXAMPLE

The table below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and add-on benefits available for an additional charge (using the maximum possible charge). The Example does not include any advisory fees paid to third-party financial professionals from Contract Value or other assets of the Owner. If such advisory fees were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$4,305	$13,008	$21,834	$44,454	$4,305	$13,008	$21,834	$44,454	$4,305	$13,008	$21,834	$44,454

The example does not represent past or future expenses. Your actual costs may be higher or lower.

Transaction Expenses [Table Text Block]

Maximum Withdrawal Charge		None
Transfer Charge (per transfer after 25 in a Contract Year)		$25
Premium Taxes (Percentage of each Premium)[1]	Minimum	0.0%
	Maximum	3.5%
Expedited Delivery Charge[2]		$22.50
Wire Transfers (for withdrawals)[3]		$25

1.    Premium taxes generally range from 0.0% to 3.5% and vary by state.

2.    Between Monday and Friday, the Expedited Delivery Charge is $10. On Saturday, the Expedited Delivery Charge is $22.50.

3.    Standard wire fees are $20, international wire fees are $25.

Deferred Sales Load (of Other Amount), Maximum [Percent]	0.00%
Transfer Fee, Current [Dollars]	$ 25
Annual Contract Expenses [Table Text Block]

Administrative Charges	Maximum Charge
Annual Contract Maintenance Charge[1]	$35
Base Contract Charges (% of average daily account value of Investment Divisions)	Maximum Charge
Core Contract Charge[2]	0.40%

1.    This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

2.    This charge is reduced to 0.35% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 0.40%.

Optional Benefit Charges
Add-On Death Benefit Charge (% of average daily contract value of Investment Divisions)	Maximum Charge
Return of Premium Guaranteed Minimum Death Benefit (“GMDB”)[3]	0.40%
Add-On Guaranteed Minimum Withdrawal Benefit (“GMWB”) Charges (% of benefit base)[4]	Maximum Charge
Jackson +Protect Guaranteed Minimum Withdrawal Benefit (“GMWB”)[5]	1.50%

3.    The Return of Premium GMDB is only available to select when purchasing your Contract, and once purchased cannot be cancelled. For more information, please see “Return of Premium Guaranteed Minimum Death Benefit Charge” under “Death Benefit Charges”.

4.    The charge for the add-on guaranteed minimum withdrawal benefit is calculated based on the applicable percentage of the GWB.

5.    The charge displayed above represents the maximum possible charge during the Withdrawal Period of the Jackson +Protect GMWB add-on benefit. For more information about the charges for this benefit, please see “Jackson +Protect GMWB” under “Contract Charges”.

Administrative Expense, Maximum [Dollars]	$ 35
Administrative Expense, Footnotes [Text Block]	This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from allocations to the Investment Divisions and the Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]	This charge is reduced to 0.35% if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million. If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, we will reinstate the charge of 0.40%.
Annual Portfolio Company Expenses [Table Text Block]

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2021.	0.21%	1.98%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2021.
Portfolio Company Expenses Minimum [Percent]	0.21%
Portfolio Company Expenses Maximum [Percent]	1.98%
Surrender Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$4,305	$13,008	$21,834	$44,454	$4,305	$13,008	$21,834	$44,454	$4,305	$13,008	$21,834	$44,454

Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,305
Surrender Expense, 3 Years, Maximum [Dollars]	13,008
Surrender Expense, 5 Years, Maximum [Dollars]	21,834
Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,454
Annuitize Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$4,305	$13,008	$21,834	$44,454	$4,305	$13,008	$21,834	$44,454	$4,305	$13,008	$21,834	$44,454

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 4,305
Annuitized Expense, 3 Years, Maximum [Dollars]	13,008
Annuitized Expense, 5 Years, Maximum [Dollars]	21,834
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 44,454
No Surrender Example [Table Text Block]

If you take a total withdrawal of your Contract Value at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not take a total withdrawal of your Contract Value
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$4,305	$13,008	$21,834	$44,454	$4,305	$13,008	$21,834	$44,454	$4,305	$13,008	$21,834	$44,454

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 4,305
No Surrender Expense, 3 Years, Maximum [Dollars]	13,008
No Surrender Expense, 5 Years, Maximum [Dollars]	21,834
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 44,454
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the prospectus and SAI.

Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.

Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.

Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson. Any obligations (including those of the Fixed Account), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. If Jackson experiences financial distress, it may not be able to meet its obligations to you.

Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Dollar Cost Averaging Plus (DCA+), Earnings Sweep, Rebalancing programs and/or add-on benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.

Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits or any GMWB. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Fees and Charges. Deduction of Contract fees and charges, and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement and disclosed in the fee tables.

Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public health crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.

Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.

Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

As of the date of this prospectus, we do not believe that we have experienced a material cyber-attack or other cybersecurity incident. However in 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. According to that third-party vendor, an unknown actor exploited a MOVEit software flaw to access the vendor’s systems and download certain data. Our assessment indicated that personally identifiable information relating to approximately 850,000 of Jackson’s customers was obtained by that unknown actor from the third-party vendor’s systems. This MOVEit vulnerability has now been rectified. Separately, Jackson experienced unauthorized access to two servers as a result of the MOVEit flaw; however, the scope and nature of the data accessed on those servers was significantly less than the third-party vendor impact. Our assessment was that a subset of information relating to certain partner organizations and individuals, including certain customers of Jackson, was obtained from the two affected servers. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incidents. At this time, we do not believe the incidents or related litigation will have a material adverse effect on the business, operations, or financial results of Jackson.

Add-On Benefits. You may never need or use certain features provided by the Contract. In that case, you may pay for a feature for which you never realize any benefits.

Certain benefits are subject to conditions including waiting periods. You may die before you are able to access certain benefits under the Contract. Alternatively, you may not live long enough to receive enough benefit from the add-on benefits to exceed the amount of the fees you pay for those benefits. You may need to make early or excess withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits.

The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s add-on benefits available for an additional charge.

Certain benefits may limit withdrawals or other rights under the Contract. If your Contract includes one of the add-on benefits, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Add-on benefits are available at issue or on your Contract Anniversary, subject to availability. If you do not elect an add-on benefit at issue, it is possible that the rates associated with your add-on benefit, including the Guaranteed Annual Withdrawal Amount percentages, may be lower than the rates you would have received if you had elected the add-on benefit at issue. It is also possible that the charge for the add-on benefit elected on your Contract Anniversary may be higher than the charge that would have been applicable if you had elected the add-on benefit at issue. Please note that we may make changes to which add-on benefits are available for election on your Contract Anniversary. For current availability of add-on benefits available for election post-issue, please see the most recent Post-Issue Rate Sheet Prospectus Supplement(s) at www.jackson.com/product-literature-3.html.
Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.

Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.

Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.

Fixed Account Option Rates. The rates we declare for the Fixed Account Options may be lower than you would find acceptable.
Deduction of Advisory Fees from Contract Value. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable distributions under your Contract; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements and Market Value Adjustments. Because deductions to pay advisory fees reduce your Contract Value, they may also negatively impact your Return of Premium add-on death benefit, which is equal to the greater of Contract Value or Premiums paid into your Contract (net of any applicable premium taxes and charges), reduced for withdrawals. Deductions to pay advisory fees may also reduce the step-ups available under the Jackson +Protect add-on benefit. Advisory fees are in addition to Contract fees and expenses disclosed in this prospectus. This means if you take withdrawals to pay advisory fees and do not follow our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) and/or elect an ineligible add-on benefit, all such withdrawals will be subject to any applicable income taxes and penalties and will reduce your add-on benefit(s).
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract. The current annual charges for the add-on benefits are disclosed in a Rate Sheet Prospectus Supplement. To obtain a copy, please visit www.jackson.com/product-literature-3.html. For a list of historical add-on benefit charges, please see “Appendix F (Historical Add-On Benefit Charges).”

Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your Beneficiaries will receive a benefit of at least your Contract Value on the date Jackson receives all required documentation from your Beneficiary.	No additional charge	•Withdrawals could significantly reduce the benefit. •Payment of advisory fees via direct deduction from Contract Value could significantly reduce the benefit. •Benefit terminates on annuitization
Add-On Death Benefits Available For a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Return of Premium Guaranteed Minimum Death Benefit
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.
Maximum: 0.40% (as a percentage of the average daily Contract Value in the Investment Divisions)
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•The deduction of advisory fees from Contract Value under the Add-On Benefit Advisory Fee Withdrawal Program will be capped at 1.25% of Contract Value annually.
•Because deductions to pay advisory fees reduce your Contract Value, they may also negatively impact your Return of Premium Death Benefit, which is equal to the greater of Contract Value or Premiums paid.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.

Add-On Living Benefits Available For a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Jackson +Protect GMWB	Guarantees partial withdrawals during the Contract’s accumulation phase for the Owner’s life.	Maximum 1.50% (as a percentage of the GWB)
•Withdrawals could reduce or prevent step ups.
•Excess withdrawals could significantly reduce or terminate the benefit.
•The deduction of advisory fees from Contract Value under the Add-On Benefit Advisory Fee Withdrawal Program will be capped at 1.25% of Contract Value annually, and will not reduce the value of this benefit.
•Available to add to a Contract on the Contract’s Issue Date, or on any Contract Anniversary, subject to availability.
•The charge for this GMWB increases upon the first withdrawal taken after the benefit has been added to the Contract.
•May be added on the Issue Date or a Contract Anniversary (with advance notice, subject to availability).
•Is subject to fee increases on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•Is subject to a maximum guaranteed withdrawal balance (“GWB”) of $10 million.
•Terminates on the Income Date.
•Cannot be cancelled by you (except upon spousal continuation).

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.	None	•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.

Dollar Cost Averaging Plus (DCA+)	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.

Earnings Sweep
Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/Dreyfus Government Money Market Investment Division).
		None	•May only be added within 30 days of the issue date of your Contract. •You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.
Capital Protection Program
Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s)
None
•Effective October 21, 2024, the benefit is no longer available
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.

Benefits Available [Table Text Block]
Basic Death Benefit (automatically included with the Contract)

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your Beneficiaries will receive a benefit of at least your Contract Value on the date Jackson receives all required documentation from your Beneficiary.	No additional charge	•Withdrawals could significantly reduce the benefit. •Payment of advisory fees via direct deduction from Contract Value could significantly reduce the benefit. •Benefit terminates on annuitization
Add-On Death Benefits Available For a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Return of Premium Guaranteed Minimum Death Benefit
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.
Maximum: 0.40% (as a percentage of the average daily Contract Value in the Investment Divisions)
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•The deduction of advisory fees from Contract Value under the Add-On Benefit Advisory Fee Withdrawal Program will be capped at 1.25% of Contract Value annually.
•Because deductions to pay advisory fees reduce your Contract Value, they may also negatively impact your Return of Premium Death Benefit, which is equal to the greater of Contract Value or Premiums paid.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.

Add-On Living Benefits Available For a Fee

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Jackson +Protect GMWB	Guarantees partial withdrawals during the Contract’s accumulation phase for the Owner’s life.	Maximum 1.50% (as a percentage of the GWB)
•Withdrawals could reduce or prevent step ups.
•Excess withdrawals could significantly reduce or terminate the benefit.
•The deduction of advisory fees from Contract Value under the Add-On Benefit Advisory Fee Withdrawal Program will be capped at 1.25% of Contract Value annually, and will not reduce the value of this benefit.
•Available to add to a Contract on the Contract’s Issue Date, or on any Contract Anniversary, subject to availability.
•The charge for this GMWB increases upon the first withdrawal taken after the benefit has been added to the Contract.
•May be added on the Issue Date or a Contract Anniversary (with advance notice, subject to availability).
•Is subject to fee increases on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•Is subject to a maximum guaranteed withdrawal balance (“GWB”) of $10 million.
•Terminates on the Income Date.
•Cannot be cancelled by you (except upon spousal continuation).

Other Add-On Benefits Included With All Contracts At No Additional Cost

NAME OF BENEFIT	PURPOSE	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.	None	•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.

Dollar Cost Averaging Plus (DCA+)	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.	None
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.

Earnings Sweep
Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/Dreyfus Government Money Market Investment Division).
		None	•May only be added within 30 days of the issue date of your Contract. •You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.
Capital Protection Program
Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s)
None
•Effective October 21, 2024, the benefit is no longer available
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A

FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds (all Class I shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.60%²	16.35%	8.26%	7.71%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.53%²	1.18%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.66%²	10.04%	5.89%	N/A
Fixed Income	JNL/American Funds Capital World Bond Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.75%²	(2.97)%	(2.42)%	(0.12)%
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.76%²	13.56%	9.69%	N/A
International/Global Equity	JNL/American Funds Global Small Capitalization Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.93%²	2.30%	2.98%	5.76%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	31.63%	18.81%	N/A
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	24.15%	12.93%	12.08%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.87%²	3.03%	1.14%	3.89%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.96%²	6.47%	4.41%	6.08%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	18.97%	12.09%	10.16%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)	1.92%²	10.02%	4.16%	N/A
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); and WCM Investment Management, LLC)	0.93%	4.90%	(0.68)%	1.61%
Fixed Income	JNL Multi-Manager Floating Rate Income Fund
	(PPM America, Inc; FIAM LLC)	0.63%	8.39%	4.29%	N/A
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	0.92%	5.32%	6.78%	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	0.79%	7.32%	7.73%	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Driehaus Capital Management LLC; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.68%	10.01%	6.11%	8.80%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)	0.79%	9.80%	8.96%	7.53%
U.S. Equity	JNL Multi-Manager U.S. Select Equity Fund
	(GQG Partners, LLC; WCM Investment Management, LLC)	0.68%	35.68%	N/A	N/A
Allocation	JNL Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.52%	7.14%	3.84%	N/A
Allocation	JNL Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.52%	9.37%	5.55%	N/A
Allocation	JNL Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.53%	11.63%	7.09%	N/A
Allocation	JNL/American Funds Moderate Allocation Fund
		0.67%	N/A	N/A	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.68%	9.96%	6.23%	N/A
Allocation	JNL/American Funds Growth Allocation Fund
		0.69%	13.12%	8.12%	N/A
International/Global Equity	JNL/AB Sustainable Global Thematic Fund
	(AllianceBernstein L.P.)	0.91%	6.35%	N/A	N/A
U.S. Equity	JNL/AQR Large Cap Defensive Style Fund
	(AQR Capital Management, LLC)	0.56%	15.65%	10.05%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC; Sub-Sub-Adviser BlackRock International Limited)	0.76%	9.76%	6.42%	5.78%
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	0.69%	(3.27)%	9.07%	3.35%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.53%²	31.88%	15.65%	14.95%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.67%	4.82%	7.78%	6.00%
U.S. Equity	JNL/ClearBridge Large Cap Growth Fund
	(ClearBridge Investments, LLC)	0.63%	27.89%	14.85%	N/A
Sector Equity	JNL/Cohen & Steers U.S. Realty Fund
	(Cohen & Steers Capital Management, Inc.)	0.73%	4.83%	3.58%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.55%²	4.29%	5.07%	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.45%²	20.76%	13.20%	11.69%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.63%²	9.69%	10.07%	N/A
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.48%	2.60%	(0.03)%	1.66%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	7.19%	0.93%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.68%	13.44%	9.78%	N/A
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.53%	2.90%	(0.54)%	N/A
Fixed Income	JNL/Dreyfus Government Money Market Fund
	(Mellon Investments Corporation)	0.26%	5.07%	2.29%	1.54%
Fixed Income	JNL/Fidelity Institutional Asset Management® Total Bond Fund
	(FIAM LLC)	0.49%	2.11%	0.53%	1.68%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	0.84%	5.93%	2.84%	3.38%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.62%	6.78%	5.28%	5.39%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.40%	19.59%	11.80%	N/A
International/Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners LLC)	1.03%	5.28%	6.90%	N/A
U.S. Equity	JNL/Invesco Diversified Dividend Fund
	(Invesco Advisers, Inc.)	0.68%	12.89%	7.73%	N/A
International/Global Equity	JNL/Invesco Global Growth Fund
	(Invesco Advisers, Inc.)	0.67%	16.19%	9.65%	9.97%
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	0.74%	17.06%	7.61%	8.50%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Allocation	JNL/JPMorgan Global Allocation Fund
	(J.P. Morgan Investment Management Inc.)	0.76%²	8.73%	4.07%	N/A
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.66%	18.22%	10.23%	N/A
Alternative	JNL/JPMorgan Nasdaq® Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.59%	14.46%	11.33%	11.92%
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.70%	N/A	N/A	N/A
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.40%	1.37%	(0.24)%	1.11%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.58%	15.08%	8.58%	7.38%
International/Global Equity	JNL/Lazard International Quality Growth Fund
	(Lazard Asset Management LLC)	0.76%	0.93%	3.48%	N/A
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	0.70%	22.82%	12.23%	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.50%	5.35%	N/A	N/A
International/Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.30%²	18.48%	11.21%	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.30%²	38.86%	12.95%	11.28%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.29%²	25.15%	15.21%	13.47%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.30%²	13.87%	7.86%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.29%²	6.32%	11.98%	3.87%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.29%²	30.82%	10.91%	10.89%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.28%²	2.38%	7.02%	8.58%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.31%²	16.10%	12.13%	N/A
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.26%²	35.73%	23.41%	21.26%
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.32%²	(2.03)%	8.82%	N/A
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.31%²	4.71%	2.74%	N/A
U.S. Equity	JNL S&P 500 Index Fund
	(Mellon Investments Corporation)	0.09%²	24.87%	14.38%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.30%²	26.14%	6.59%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.65%	14.19%	9.86%	8.16%
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.46%	N/A	N/A	N/A
U.S. Equity	JNL/Morningstar SMID Moat Focus Index Fund
	(Mellon Investments Corporation)	0.36%²	20.81%	14.22%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.45%	10.95%	12.46%	N/A
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.64%	5.90%	2.89%	3.36%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.57%	17.43%	13.11%	N/A
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.85%	4.99%	2.55%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.86%	3.05%	0.39%	N/A
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	1.04%	2.42%	2.24%	2.32%
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.45%	8.25%	3.95%	4.54%
Fixed Income	JNL/PPM America Investment Grade Credit Fund
	(PPM America, Inc.)	0.53%	N/A	N/A	N/A
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.49%	2.35%	0.62%	N/A
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.32%²	11.07%	9.96%	5.93%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.37%	19.05%	11.53%	9.13%
Allocation	JNL/T. Rowe Price Balanced Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Advisers: T. Rowe Price Investment Management, Inc.; T. Rowe Price Australia Limited; and T. Rowe Price International Ltd)	0.67%²	11.89%	6.67%	N/A
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.67%²	12.65%	10.49%	N/A
U.S. Equity	JNL/T. Rowe Price Capital Appreciation Equity Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.70%²	N/A	N/A	N/A
U.S. Equity	JNL/T. Rowe Price Growth Stock Fund
	(T. Rowe Price Associates, Inc.)	0.53%²	30.33%	13.38%	13.91%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.68%²	9.51%	7.65%	10.19%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.42%²	5.10%	1.94%	1.89%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Fixed Income	JNL/T. Rowe Price U.S. High Yield Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.64%²	8.33%	2.86%	N/A
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.57%²	15.18%	10.52%	9.41%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.27%²	7.65%	3.86%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.27%²	10.14%	5.54%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.26%²	12.25%	7.17%	N/A
International/Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	0.80%	7.36%	6.88%	N/A
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.65%	5.07%	3.68%	N/A
International/Global Equity	JNL/William Blair International Leaders Fund
	(William Blair Investment Management, LLC)	0.67%	(0.65)%	0.56%	3.05%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.41%	14.96%	7.80%	7.88%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.59%	12.81%	9.56%	N/A
Sector Equity	JNL/WMC Global Real Estate Fund
	(Wellington Management Company LLP)	0.73%	5.85%	(1.11)%	2.07%
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.49%	11.22%	8.57%	8.26%
Allocation	JNL Conservative Allocation Fund
		0.92%	5.89%	2.56%	N/A
Allocation	JNL Moderate Allocation Fund
		0.91%	7.97%	4.52%	N/A
Allocation	JNL Moderate Growth Allocation Fund
		0.90%	9.48%	5.71%	N/A
Allocation	JNL Growth Allocation Fund
		0.87%	10.92%	6.80%	N/A
Allocation	JNL Aggressive Growth Allocation Fund
		0.84%	12.28%	7.70%	N/A
Fixed Income	JNL Bond Index Fund
	(Mellon Investments Corporation)	0.08%²	1.19%	N/A	N/A
International/Global Equity	JNL Emerging Markets Index Fund
	(Mellon Investments Corporation)	0.19%²	6.19%	N/A	N/A
International/Global Equity	JNL International Index Fund
	(Mellon Investments Corporation)	0.10%²	3.46%	N/A	N/A
U.S. Equity	JNL Mid Cap Index Fund
	(Mellon Investments Corporation)	0.10%²	13.84%	N/A	N/A
U.S. Equity	JNL Small Cap Index Fund
	(Mellon Investments Corporation)	0.10%²	8.55%	N/A	N/A

1	Capital Research and Management Company is the investment adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
2	The Fund’s current expenses reflect temporary fee reductions.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of Funds (all Class I shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Allocation	JNL/American Funds Balanced Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.60%²	16.35%	8.26%	7.71%
Fixed Income	JNL/American Funds Bond Fund of America Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.53%²	1.18%	N/A	N/A
Allocation	JNL/American Funds Capital Income Builder Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.66%²	10.04%	5.89%	N/A
Fixed Income	JNL/American Funds Capital World Bond Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.75%²	(2.97)%	(2.42)%	(0.12)%
International/Global Equity	JNL/American Funds Global Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.76%²	13.56%	9.69%	N/A
International/Global Equity	JNL/American Funds Global Small Capitalization Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.93%²	2.30%	2.98%	5.76%
U.S. Equity	JNL/American Funds Growth Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	31.63%	18.81%	N/A
U.S. Equity	JNL/American Funds Growth-Income Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	24.15%	12.93%	12.08%
International/Global Equity	JNL/American Funds International Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.87%²	3.03%	1.14%	3.89%
International/Global Equity	JNL/American Funds New World Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.96%²	6.47%	4.41%	6.08%
U.S. Equity	JNL/American Funds® Washington Mutual Investors Fund[1]
	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)	0.61%²	18.97%	12.09%	10.16%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Alternative	JNL Multi-Manager Alternative Fund
	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)	1.92%²	10.02%	4.16%	N/A
International/Global Equity	JNL Multi-Manager Emerging Markets Equity Fund
	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); and WCM Investment Management, LLC)	0.93%	4.90%	(0.68)%	1.61%
Fixed Income	JNL Multi-Manager Floating Rate Income Fund
	(PPM America, Inc; FIAM LLC)	0.63%	8.39%	4.29%	N/A
International/Global Equity	JNL Multi-Manager International Small Cap Fund
	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)	0.92%	5.32%	6.78%	N/A
U.S. Equity	JNL Multi-Manager Mid Cap Fund
	(Champlain Investment Partners, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)	0.79%	7.32%	7.73%	N/A
U.S. Equity	JNL Multi-Manager Small Cap Growth Fund
	(BAMCO, Inc.; Driehaus Capital Management LLC; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)	0.68%	10.01%	6.11%	8.80%
U.S. Equity	JNL Multi-Manager Small Cap Value Fund
	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)	0.79%	9.80%	8.96%	7.53%
U.S. Equity	JNL Multi-Manager U.S. Select Equity Fund
	(GQG Partners, LLC; WCM Investment Management, LLC)	0.68%	35.68%	N/A	N/A
Allocation	JNL Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.52%	7.14%	3.84%	N/A
Allocation	JNL Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.52%	9.37%	5.55%	N/A
Allocation	JNL Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.53%	11.63%	7.09%	N/A
Allocation	JNL/American Funds Moderate Allocation Fund
		0.67%	N/A	N/A	N/A
Allocation	JNL/American Funds Moderate Growth Allocation Fund
		0.68%	9.96%	6.23%	N/A
Allocation	JNL/American Funds Growth Allocation Fund
		0.69%	13.12%	8.12%	N/A
International/Global Equity	JNL/AB Sustainable Global Thematic Fund
	(AllianceBernstein L.P.)	0.91%	6.35%	N/A	N/A
U.S. Equity	JNL/AQR Large Cap Defensive Style Fund
	(AQR Capital Management, LLC)	0.56%	15.65%	10.05%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Allocation	JNL/BlackRock Global Allocation Fund
	(BlackRock Investment Management, LLC; Sub-Sub-Adviser BlackRock International Limited)	0.76%	9.76%	6.42%	5.78%
Alternative	JNL/BlackRock Global Natural Resources Fund
	(BlackRock International Limited)	0.69%	(3.27)%	9.07%	3.35%
U.S. Equity	JNL/BlackRock Large Cap Select Growth Fund
	(BlackRock Investment Management, LLC)	0.53%²	31.88%	15.65%	14.95%
International/Global Equity	JNL/Causeway International Value Select Fund
	(Causeway Capital Management LLC)	0.67%	4.82%	7.78%	6.00%
U.S. Equity	JNL/ClearBridge Large Cap Growth Fund
	(ClearBridge Investments, LLC)	0.63%	27.89%	14.85%	N/A
Sector Equity	JNL/Cohen & Steers U.S. Realty Fund
	(Cohen & Steers Capital Management, Inc.)	0.73%	4.83%	3.58%	N/A
International/Global Equity	JNL/DFA International Core Equity Fund
	(Dimensional Fund Advisors LP)	0.55%²	4.29%	5.07%	N/A
U.S. Equity	JNL/DFA U.S. Core Equity Fund
	(Dimensional Fund Advisors LP)	0.45%²	20.76%	13.20%	11.69%
U.S. Equity	JNL/DFA U.S. Small Cap Fund
	(Dimensional Fund Advisors LP)	0.63%²	9.69%	10.07%	N/A
Fixed Income	JNL/DoubleLine® Core Fixed Income Fund
	(DoubleLine Capital LP)	0.48%	2.60%	(0.03)%	1.66%
Fixed Income	JNL/DoubleLine® Emerging Markets Fixed Income Fund
	(DoubleLine Capital LP)	0.78%	7.19%	0.93%	N/A
U.S. Equity	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
	(DoubleLine Capital LP)	0.68%	13.44%	9.78%	N/A
Fixed Income	JNL/DoubleLine® Total Return Fund
	(DoubleLine Capital LP)	0.53%	2.90%	(0.54)%	N/A
Fixed Income	JNL/Dreyfus Government Money Market Fund
	(Mellon Investments Corporation)	0.26%	5.07%	2.29%	1.54%
Fixed Income	JNL/Fidelity Institutional Asset Management® Total Bond Fund
	(FIAM LLC)	0.49%	2.11%	0.53%	1.68%
Alternative	JNL/First Sentier Global Infrastructure Fund
	(First Sentier Investors (Australia) IM Ltd)	0.84%	5.93%	2.84%	3.38%
Allocation	JNL/Franklin Templeton Income Fund
	(Franklin Advisers, Inc.)	0.62%	6.78%	5.28%	5.39%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P)	0.40%	19.59%	11.80%	N/A
International/Global Equity	JNL/GQG Emerging Markets Equity Fund
	(GQG Partners LLC)	1.03%	5.28%	6.90%	N/A
U.S. Equity	JNL/Invesco Diversified Dividend Fund
	(Invesco Advisers, Inc.)	0.68%	12.89%	7.73%	N/A
International/Global Equity	JNL/Invesco Global Growth Fund
	(Invesco Advisers, Inc.)	0.67%	16.19%	9.65%	9.97%
U.S. Equity	JNL/Invesco Small Cap Growth Fund
	(Invesco Advisers, Inc.)	0.74%	17.06%	7.61%	8.50%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Allocation	JNL/JPMorgan Global Allocation Fund
	(J.P. Morgan Investment Management Inc.)	0.76%²	8.73%	4.07%	N/A
Alternative	JNL/JPMorgan Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.66%	18.22%	10.23%	N/A
Alternative	JNL/JPMorgan Nasdaq® Hedged Equity Fund
	(J.P. Morgan Investment Management Inc.)	0.59%	14.46%	11.33%	11.92%
U.S. Equity	JNL/JPMorgan MidCap Growth Fund
	(J.P. Morgan Investment Management Inc.)	0.70%	N/A	N/A	N/A
Fixed Income	JNL/JPMorgan U.S. Government & Quality Bond Fund
	(J.P. Morgan Investment Management Inc.)	0.40%	1.37%	(0.24)%	1.11%
U.S. Equity	JNL/JPMorgan U.S. Value Fund
	(J.P. Morgan Investment Management Inc.)	0.58%	15.08%	8.58%	7.38%
International/Global Equity	JNL/Lazard International Quality Growth Fund
	(Lazard Asset Management LLC)	0.76%	0.93%	3.48%	N/A
International/Global Equity	JNL/Loomis Sayles Global Growth Fund
	(Loomis, Sayles & Company, L.P.)	0.70%	22.82%	12.23%	N/A
Fixed Income	JNL/Lord Abbett Short Duration Income Fund
	(Lord, Abbett & Co. LLC)	0.50%	5.35%	N/A	N/A
International/Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.30%²	18.48%	11.21%	N/A
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.30%²	38.86%	12.95%	11.28%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.29%²	25.15%	15.21%	13.47%
Sector Equity	JNL/Mellon Consumer Staples Sector Fund
	(Mellon Investments Corporation)	0.30%²	13.87%	7.86%	N/A
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.29%²	6.32%	11.98%	3.87%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.29%²	30.82%	10.91%	10.89%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.28%²	2.38%	7.02%	8.58%
Sector Equity	JNL/Mellon Industrials Sector Fund
	(Mellon Investments Corporation)	0.31%²	16.10%	12.13%	N/A
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.26%²	35.73%	23.41%	21.26%
Sector Equity	JNL/Mellon Materials Sector Fund
	(Mellon Investments Corporation)	0.32%²	(2.03)%	8.82%	N/A
Sector Equity	JNL/Mellon Real Estate Sector Fund
	(Mellon Investments Corporation)	0.31%²	4.71%	2.74%	N/A
U.S. Equity	JNL S&P 500 Index Fund
	(Mellon Investments Corporation)	0.09%²	24.87%	14.38%	N/A
Sector Equity	JNL/Mellon Utilities Sector Fund
	(Mellon Investments Corporation)	0.30%²	26.14%	6.59%	N/A

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
U.S. Equity	JNL/MFS Mid Cap Value Fund
	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))	0.65%	14.19%	9.86%	8.16%
U.S. Equity	JNL/Morningstar U.S. Sustainability Index Fund
	(Mellon Investments Corporation)	0.46%	N/A	N/A	N/A
U.S. Equity	JNL/Morningstar SMID Moat Focus Index Fund
	(Mellon Investments Corporation)	0.36%²	20.81%	14.22%	N/A
U.S. Equity	JNL/Morningstar Wide Moat Index Fund
	(Mellon Investments Corporation)	0.45%	10.95%	12.46%	N/A
Fixed Income	JNL/Neuberger Berman Strategic Income Fund
	(Neuberger Berman Investment Advisers LLC)	0.64%	5.90%	2.89%	3.36%
U.S. Equity	JNL/Newton Equity Income Fund
	(Newton Investment Management North America, LLC)	0.57%	17.43%	13.11%	N/A
Fixed Income	JNL/PIMCO Income Fund
	(Pacific Investment Management Company LLC)	0.85%	4.99%	2.55%	N/A
Fixed Income	JNL/PIMCO Investment Grade Credit Bond Fund
	(Pacific Investment Management Company LLC)	0.86%	3.05%	0.39%	N/A
Fixed Income	JNL/PIMCO Real Return Fund
	(Pacific Investment Management Company LLC)	1.04%	2.42%	2.24%	2.32%
Fixed Income	JNL/PPM America High Yield Bond Fund
	(PPM America, Inc.)	0.45%	8.25%	3.95%	4.54%
Fixed Income	JNL/PPM America Investment Grade Credit Fund
	(PPM America, Inc.)	0.53%	N/A	N/A	N/A
Fixed Income	JNL/PPM America Total Return Fund
	(PPM America, Inc.)	0.49%	2.35%	0.62%	N/A
U.S. Equity	JNL/RAFI® Fundamental U.S. Small Cap Fund
	(Mellon Investments Corporation)	0.32%²	11.07%	9.96%	5.93%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.37%	19.05%	11.53%	9.13%
Allocation	JNL/T. Rowe Price Balanced Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Advisers: T. Rowe Price Investment Management, Inc.; T. Rowe Price Australia Limited; and T. Rowe Price International Ltd)	0.67%²	11.89%	6.67%	N/A
Allocation	JNL/T. Rowe Price Capital Appreciation Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.67%²	12.65%	10.49%	N/A
U.S. Equity	JNL/T. Rowe Price Capital Appreciation Equity Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.70%²	N/A	N/A	N/A
U.S. Equity	JNL/T. Rowe Price Growth Stock Fund
	(T. Rowe Price Associates, Inc.)	0.53%²	30.33%	13.38%	13.91%
U.S. Equity	JNL/T. Rowe Price Mid-Cap Growth Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.68%²	9.51%	7.65%	10.19%
Fixed Income	JNL/T. Rowe Price Short-Term Bond Fund
	(T. Rowe Price Associates, Inc.)	0.42%²	5.10%	1.94%	1.89%

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 year	5 year	10 year
Fixed Income	JNL/T. Rowe Price U.S. High Yield Fund
	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)	0.64%²	8.33%	2.86%	N/A
U.S. Equity	JNL/T. Rowe Price Value Fund
	(T. Rowe Price Associates, Inc.)	0.57%²	15.18%	10.52%	9.41%
Allocation	JNL/Vanguard Moderate ETF Allocation Fund
	(Mellon Investments Corporation)	0.27%²	7.65%	3.86%	N/A
Allocation	JNL/Vanguard Moderate Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.27%²	10.14%	5.54%	N/A
Allocation	JNL/Vanguard Growth ETF Allocation Fund
	(Mellon Investments Corporation)	0.26%²	12.25%	7.17%	N/A
International/Global Equity	JNL/WCM Focused International Equity Fund
	(WCM Investment Management, LLC)	0.80%	7.36%	6.88%	N/A
Alternative	JNL/Westchester Capital Event Driven Fund
	(Westchester Capital Management, LLC)	1.65%	5.07%	3.68%	N/A
International/Global Equity	JNL/William Blair International Leaders Fund
	(William Blair Investment Management, LLC)	0.67%	(0.65)%	0.56%	3.05%
Allocation	JNL/WMC Balanced Fund
	(Wellington Management Company LLP)	0.41%	14.96%	7.80%	7.88%
U.S. Equity	JNL/WMC Equity Income Fund
	(Wellington Management Company LLP)	0.59%	12.81%	9.56%	N/A
Sector Equity	JNL/WMC Global Real Estate Fund
	(Wellington Management Company LLP)	0.73%	5.85%	(1.11)%	2.07%
U.S. Equity	JNL/WMC Value Fund
	(Wellington Management Company LLP)	0.49%	11.22%	8.57%	8.26%
Allocation	JNL Conservative Allocation Fund
		0.92%	5.89%	2.56%	N/A
Allocation	JNL Moderate Allocation Fund
		0.91%	7.97%	4.52%	N/A
Allocation	JNL Moderate Growth Allocation Fund
		0.90%	9.48%	5.71%	N/A
Allocation	JNL Growth Allocation Fund
		0.87%	10.92%	6.80%	N/A
Allocation	JNL Aggressive Growth Allocation Fund
		0.84%	12.28%	7.70%	N/A
Fixed Income	JNL Bond Index Fund
	(Mellon Investments Corporation)	0.08%²	1.19%	N/A	N/A
International/Global Equity	JNL Emerging Markets Index Fund
	(Mellon Investments Corporation)	0.19%²	6.19%	N/A	N/A
International/Global Equity	JNL International Index Fund
	(Mellon Investments Corporation)	0.10%²	3.46%	N/A	N/A
U.S. Equity	JNL Mid Cap Index Fund
	(Mellon Investments Corporation)	0.10%²	13.84%	N/A	N/A
U.S. Equity	JNL Small Cap Index Fund
	(Mellon Investments Corporation)	0.10%²	8.55%	N/A	N/A

Portfolio Company Adviser [Text Block]	Jackson National Asset Management, LLC
Temporary Fee Reductions, Current Expenses [Text Block]	The Fund’s current expenses reflect temporary fee reductions.
C000226535 [Member] | C000067992 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Balanced Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	16.35%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	7.71%
C000226535 [Member] | C000225793 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/American Funds Bond Fund of America Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	1.18%
C000226535 [Member] | C000202636 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Capital Income Builder Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	10.04%
Average Annual Total Returns, 5 Years [Percent]	5.89%
C000226535 [Member] | C000085348 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/American Funds Capital World Bond Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(2.97%)
Average Annual Total Returns, 5 Years [Percent]	(2.42%)
Average Annual Total Returns, 10 Years [Percent]	(0.12%)
C000226535 [Member] | C000218223 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds Global Growth Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.56%
Average Annual Total Returns, 5 Years [Percent]	9.69%
C000226535 [Member] | C000085350 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds Global Small Capitalization Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Average Annual Total Returns, 10 Years [Percent]	5.76%
C000226535 [Member] | C000218224 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds Growth Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	31.63%
Average Annual Total Returns, 5 Years [Percent]	18.81%
C000226535 [Member] | C000085352 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds Growth-Income Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	24.15%
Average Annual Total Returns, 5 Years [Percent]	12.93%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000226535 [Member] | C000085353 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds International Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	3.03%
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.89%
C000226535 [Member] | C000085356 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/American Funds New World Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	6.47%
Average Annual Total Returns, 5 Years [Percent]	4.41%
Average Annual Total Returns, 10 Years [Percent]	6.08%
C000226535 [Member] | C000085346 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/American Funds® Washington Mutual Investors Fund[1]
Portfolio Company Subadviser [Text Block]	(Investment Adviser to the Master Fund: Capital Research and Management CompanySM)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.97%
Average Annual Total Returns, 5 Years [Percent]	12.09%
Average Annual Total Returns, 10 Years [Percent]	10.16%
C000226535 [Member] | C000192217 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL Multi-Manager Alternative Fund
Portfolio Company Subadviser [Text Block]	(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)
Current Expenses [Percent]	1.92%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	4.16%
C000226535 [Member] | C000067997 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	(GQG Partners LLC, Kayne Anderson Rudnick Investment Management, LLC; T. Rowe Price Associates, Inc. (Sub-Sub-Adviser: T. Rowe Price Hong Kong Limited); and WCM Investment Management, LLC)
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	4.90%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	1.61%
C000226535 [Member] | C000192211 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL Multi-Manager Floating Rate Income Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc; FIAM LLC)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.39%
Average Annual Total Returns, 5 Years [Percent]	4.29%
C000226535 [Member] | C000202638 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager International Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Baillie Gifford Overseas Limited; Causeway Capital Management LLC; and WCM Investment Management, LLC)
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	5.32%
Average Annual Total Returns, 5 Years [Percent]	6.78%
C000226535 [Member] | C000192221 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Mid Cap Fund
Portfolio Company Subadviser [Text Block]	(Champlain Investment Partners, LLC; Kayne Anderson Rudnick Investment Management, LLC; Nuance Investments, LLC; and Victory Capital Management Inc.)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	7.32%
Average Annual Total Returns, 5 Years [Percent]	7.73%
C000226535 [Member] | C000067991 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Growth Fund
Portfolio Company Subadviser [Text Block]
(BAMCO, Inc.; Driehaus Capital Management LLC; Granahan Investment Management, Inc.; Kayne Anderson Rudnick Investment Management, LLC; Segall Bryant & Hamill, LLC; Victory Capital Management Inc.; and WCM Investment Management, LLC)

Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	10.01%
Average Annual Total Returns, 5 Years [Percent]	6.11%
Average Annual Total Returns, 10 Years [Percent]	8.80%
C000226535 [Member] | C000067994 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager Small Cap Value Fund
Portfolio Company Subadviser [Text Block]	(Congress Asset Management Company, LLP; Cooke & Bieler, L.P.; Reinhart Partners, Inc.; River Road Asset Management, LLC; and WCM Investment Management, LLC)
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	9.80%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	7.53%
C000226535 [Member] | C000239074 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Multi-Manager U.S. Select Equity Fund
Portfolio Company Subadviser [Text Block]	(GQG Partners, LLC; WCM Investment Management, LLC)
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	35.68%
C000226535 [Member] | C000218215 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	3.84%
C000226535 [Member] | C000218216 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	5.55%
C000226535 [Member] | C000218219 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	11.63%
Average Annual Total Returns, 5 Years [Percent]	7.09%
C000226535 [Member] | C000252140 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Moderate Allocation Fund
Current Expenses [Percent]	0.67%
C000226535 [Member] | C000192212 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Moderate Growth Allocation Fund
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	6.23%
C000226535 [Member] | C000192213 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/American Funds Growth Allocation Fund
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	8.12%
C000226535 [Member] | C000234520 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/AB Sustainable Global Thematic Fund
Portfolio Company Subadviser [Text Block]	(AllianceBernstein L.P.)
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.35%
C000226535 [Member] | C000210326 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/AQR Large Cap Defensive Style Fund
Portfolio Company Subadviser [Text Block]	(AQR Capital Management, LLC)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.65%
Average Annual Total Returns, 5 Years [Percent]	10.05%
C000226535 [Member] | C000090918 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/BlackRock Global Allocation Fund
Portfolio Company Subadviser [Text Block]	(BlackRock Investment Management, LLC; Sub-Sub-Adviser BlackRock International Limited)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000226535 [Member] | C000067999 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/BlackRock Global Natural Resources Fund
Portfolio Company Subadviser [Text Block]	(BlackRock International Limited)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(3.27%)
Average Annual Total Returns, 5 Years [Percent]	9.07%
Average Annual Total Returns, 10 Years [Percent]	3.35%
C000226535 [Member] | C000067984 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/BlackRock Large Cap Select Growth Fund
Portfolio Company Subadviser [Text Block]	(BlackRock Investment Management, LLC)
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	31.88%
Average Annual Total Returns, 5 Years [Percent]	15.65%
Average Annual Total Returns, 10 Years [Percent]	14.95%
C000226535 [Member] | C000067965 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Causeway International Value Select Fund
Portfolio Company Subadviser [Text Block]	(Causeway Capital Management LLC)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	6.00%
C000226535 [Member] | C000192057 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/ClearBridge Large Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(ClearBridge Investments, LLC)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	27.89%
Average Annual Total Returns, 5 Years [Percent]	14.85%
C000226535 [Member] | C000202640 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Cohen & Steers U.S. Realty Fund
Portfolio Company Subadviser [Text Block]	(Cohen & Steers Capital Management, Inc.)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	4.83%
Average Annual Total Returns, 5 Years [Percent]	3.58%
C000226535 [Member] | C000210330 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/DFA International Core Equity Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	4.29%
Average Annual Total Returns, 5 Years [Percent]	5.07%
C000226535 [Member] | C000067990 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DFA U.S. Core Equity Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	20.76%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	11.69%
C000226535 [Member] | C000218179 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DFA U.S. Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Dimensional Fund Advisors LP)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.69%
Average Annual Total Returns, 5 Years [Percent]	10.07%
C000226535 [Member] | C000067976 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Core Fixed Income Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	2.60%
Average Annual Total Returns, 5 Years [Percent]	(0.03%)
Average Annual Total Returns, 10 Years [Percent]	1.66%
C000226535 [Member] | C000192219 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Emerging Markets Fixed Income Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.93%
C000226535 [Member] | C000159264 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/DoubleLine® Shiller Enhanced CAPE® Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.44%
Average Annual Total Returns, 5 Years [Percent]	9.78%
C000226535 [Member] | C000218181 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/DoubleLine® Total Return Fund
Portfolio Company Subadviser [Text Block]	(DoubleLine Capital LP)
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
C000226535 [Member] | C000067985 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Dreyfus Government Money Market Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	1.54%
C000226535 [Member] | C000067979 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Fidelity Institutional Asset Management® Total Bond Fund
Portfolio Company Subadviser [Text Block]	(FIAM LLC)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	2.11%
Average Annual Total Returns, 5 Years [Percent]	0.53%
Average Annual Total Returns, 10 Years [Percent]	1.68%
C000226535 [Member] | C000106864 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/First Sentier Global Infrastructure Fund
Portfolio Company Subadviser [Text Block]	(First Sentier Investors (Australia) IM Ltd)
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	3.38%
C000226535 [Member] | C000067995 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Franklin Templeton Income Fund
Portfolio Company Subadviser [Text Block]	(Franklin Advisers, Inc.)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.78%
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	5.39%
C000226535 [Member] | C000192208 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Goldman Sachs 4 Fund
Portfolio Company Subadviser [Text Block]	(Goldman Sachs Asset Management, L.P)
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.80%
C000226535 [Member] | C000192059 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/GQG Emerging Markets Equity Fund
Portfolio Company Subadviser [Text Block]	(GQG Partners LLC)
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	5.28%
Average Annual Total Returns, 5 Years [Percent]	6.90%
C000226535 [Member] | C000192061 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Invesco Diversified Dividend Fund
Portfolio Company Subadviser [Text Block]	(Invesco Advisers, Inc.)
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.89%
Average Annual Total Returns, 5 Years [Percent]	7.73%
C000226535 [Member] | C000067975 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Invesco Global Growth Fund
Portfolio Company Subadviser [Text Block]	(Invesco Advisers, Inc.)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	9.65%
Average Annual Total Returns, 10 Years [Percent]	9.97%
C000226535 [Member] | C000067981 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Invesco Small Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(Invesco Advisers, Inc.)
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	7.61%
Average Annual Total Returns, 10 Years [Percent]	8.50%
C000226535 [Member] | C000138277 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/JPMorgan Global Allocation Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	8.73%
Average Annual Total Returns, 5 Years [Percent]	4.07%
C000226535 [Member] | C000202642 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/JPMorgan Hedged Equity Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	18.22%
Average Annual Total Returns, 5 Years [Percent]	10.23%
C000226535 [Member] | C000252144 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/JPMorgan Nasdaq® Hedged Equity Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.46%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	11.92%
C000226535 [Member] | C000067993 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/JPMorgan MidCap Growth Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.70%
C000226535 [Member] | C000067980 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/JPMorgan U.S. Government & Quality Bond Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	(0.24%)
Average Annual Total Returns, 10 Years [Percent]	1.11%
C000226535 [Member] | C000068003 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/JPMorgan U.S. Value Fund
Portfolio Company Subadviser [Text Block]	(J.P. Morgan Investment Management Inc.)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	7.38%
C000226535 [Member] | C000218183 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Lazard International Quality Growth Fund
Portfolio Company Subadviser [Text Block]	(Lazard Asset Management LLC)
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	0.93%
Average Annual Total Returns, 5 Years [Percent]	3.48%
C000226535 [Member] | C000202643 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Loomis Sayles Global Growth Fund
Portfolio Company Subadviser [Text Block]	(Loomis, Sayles & Company, L.P.)
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	22.82%
Average Annual Total Returns, 5 Years [Percent]	12.23%
C000226535 [Member] | C000218176 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Lord Abbett Short Duration Income Fund
Portfolio Company Subadviser [Text Block]	(Lord, Abbett & Co. LLC)
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	5.35%
C000226535 [Member] | C000218194 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/Mellon World Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	18.48%
Average Annual Total Returns, 5 Years [Percent]	11.21%
C000226535 [Member] | C000218200 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Communication Services Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	38.86%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	11.28%
C000226535 [Member] | C000218203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Consumer Discretionary Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	25.15%
Average Annual Total Returns, 5 Years [Percent]	15.21%
Average Annual Total Returns, 10 Years [Percent]	13.47%
C000226535 [Member] | C000192049 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Consumer Staples Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	13.87%
Average Annual Total Returns, 5 Years [Percent]	7.86%
C000226535 [Member] | C000218205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Energy Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	6.32%
Average Annual Total Returns, 5 Years [Percent]	11.98%
Average Annual Total Returns, 10 Years [Percent]	3.87%
C000226535 [Member] | C000218206 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Financial Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	30.82%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]	10.89%
C000226535 [Member] | C000218208 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Healthcare Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	2.38%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	8.58%
C000226535 [Member] | C000192053 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Industrials Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	16.10%
Average Annual Total Returns, 5 Years [Percent]	12.13%
C000226535 [Member] | C000218211 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Information Technology Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	35.73%
Average Annual Total Returns, 5 Years [Percent]	23.41%
Average Annual Total Returns, 10 Years [Percent]	21.26%
C000226535 [Member] | C000192051 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Materials Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	(2.03%)
Average Annual Total Returns, 5 Years [Percent]	8.82%
C000226535 [Member] | C000192055 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Real Estate Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	4.71%
Average Annual Total Returns, 5 Years [Percent]	2.74%
C000226535 [Member] | C000192047 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL S&P 500 Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	24.87%
Average Annual Total Returns, 5 Years [Percent]	14.38%
C000226535 [Member] | C000124096 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/Mellon Utilities Sector Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	6.59%
C000226535 [Member] | C000067963 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/MFS Mid Cap Value Fund
Portfolio Company Subadviser [Text Block]	(Massachusetts Financial Services Company (d/b/a MFS Investment Management))
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	9.86%
Average Annual Total Returns, 10 Years [Percent]	8.16%
C000226535 [Member] | C000192222 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Morningstar U.S. Sustainability Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.46%
C000226535 [Member] | C000248333 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Morningstar SMID Moat Focus Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	14.22%
C000226535 [Member] | C000202646 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Morningstar Wide Moat Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	12.46%
C000226535 [Member] | C000111250 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/Neuberger Berman Strategic Income Fund
Portfolio Company Subadviser [Text Block]	(Neuberger Berman Investment Advisers LLC)
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.89%
Average Annual Total Returns, 10 Years [Percent]	3.36%
C000226535 [Member] | C000218221 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/Newton Equity Income Fund
Portfolio Company Subadviser [Text Block]	(Newton Investment Management North America, LLC)
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	17.43%
Average Annual Total Returns, 5 Years [Percent]	13.11%
C000226535 [Member] | C000192063 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Income Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	2.55%
C000226535 [Member] | C000218186 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Investment Grade Credit Bond Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	3.05%
Average Annual Total Returns, 5 Years [Percent]	0.39%
C000226535 [Member] | C000067998 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PIMCO Real Return Fund
Portfolio Company Subadviser [Text Block]	(Pacific Investment Management Company LLC)
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	2.42%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000226535 [Member] | C000067978 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America High Yield Bond Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	4.54%
C000226535 [Member] | C000248335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America Investment Grade Credit Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.53%
C000226535 [Member] | C000192220 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/PPM America Total Return Fund
Portfolio Company Subadviser [Text Block]	(PPM America, Inc.)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	2.35%
Average Annual Total Returns, 5 Years [Percent]	0.62%
C000226535 [Member] | C000210335 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/RAFI® Fundamental U.S. Small Cap Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	11.07%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	5.93%
C000226535 [Member] | C000210332 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/RAFI® Multi-Factor U.S. Equity Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	19.05%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	9.13%
C000226535 [Member] | C000192215 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Balanced Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Advisers: T. Rowe Price Investment Management, Inc.; T. Rowe Price Australia Limited; and T. Rowe Price International Ltd)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	6.67%
C000226535 [Member] | C000218188 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Capital Appreciation Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	10.49%
C000226535 [Member] | C000252142 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Capital Appreciation Equity Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.70%
C000226535 [Member] | C000067987 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Growth Stock Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	30.33%
Average Annual Total Returns, 5 Years [Percent]	13.38%
Average Annual Total Returns, 10 Years [Percent]	13.91%
C000226535 [Member] | C000067988 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Mid-Cap Growth Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.51%
Average Annual Total Returns, 5 Years [Percent]	7.65%
Average Annual Total Returns, 10 Years [Percent]	10.19%
C000226535 [Member] | C000067996 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Short-Term Bond Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	1.89%
C000226535 [Member] | C000192218 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL/T. Rowe Price U.S. High Yield Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.; Sub-Sub-Adviser: T. Rowe Price Investment Management, Inc.)
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.33%
Average Annual Total Returns, 5 Years [Percent]	2.86%
C000226535 [Member] | C000067989 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/T. Rowe Price Value Fund
Portfolio Company Subadviser [Text Block]	(T. Rowe Price Associates, Inc.)
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	9.41%
C000226535 [Member] | C000192069 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Moderate ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	3.86%
C000226535 [Member] | C000192079 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Moderate Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	5.54%
C000226535 [Member] | C000192081 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/Vanguard Growth ETF Allocation Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	12.25%
Average Annual Total Returns, 5 Years [Percent]	7.17%
C000226535 [Member] | C000218190 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/WCM Focused International Equity Fund
Portfolio Company Subadviser [Text Block]	(WCM Investment Management, LLC)
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	6.88%
C000226535 [Member] | C000153493 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	JNL/Westchester Capital Event Driven Fund
Portfolio Company Subadviser [Text Block]	(Westchester Capital Management, LLC)
Current Expenses [Percent]	1.65%
Average Annual Total Returns, 1 Year [Percent]	5.07%
Average Annual Total Returns, 5 Years [Percent]	3.68%
C000226535 [Member] | C000067964 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL/William Blair International Leaders Fund
Portfolio Company Subadviser [Text Block]	(William Blair Investment Management, LLC)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(0.65%)
Average Annual Total Returns, 5 Years [Percent]	0.56%
Average Annual Total Returns, 10 Years [Percent]	3.05%
C000226535 [Member] | C000067982 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL/WMC Balanced Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	7.88%
C000226535 [Member] | C000192065 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/WMC Equity Income Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	9.56%
C000226535 [Member] | C000067973 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Sector Equity
Portfolio Company Name [Text Block]	JNL/WMC Global Real Estate Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.85%
Average Annual Total Returns, 5 Years [Percent]	(1.11%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
C000226535 [Member] | C000067986 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL/WMC Value Fund
Portfolio Company Subadviser [Text Block]	(Wellington Management Company LLP)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	8.26%
C000226535 [Member] | C000218199 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Conservative Allocation Fund
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	5.89%
Average Annual Total Returns, 5 Years [Percent]	2.56%
C000226535 [Member] | C000218213 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate Allocation Fund
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	4.52%
C000226535 [Member] | C000192203 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Moderate Growth Allocation Fund
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.48%
Average Annual Total Returns, 5 Years [Percent]	5.71%
C000226535 [Member] | C000192204 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Growth Allocation Fund
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	6.80%
C000226535 [Member] | C000192205 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	JNL Aggressive Growth Allocation Fund
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.28%
Average Annual Total Returns, 5 Years [Percent]	7.70%
C000226535 [Member] | C000225787 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	JNL Bond Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	1.19%
C000226535 [Member] | C000225789 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL Emerging Markets Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.19%
Average Annual Total Returns, 1 Year [Percent]	6.19%
C000226535 [Member] | C000225788 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Name [Text Block]	JNL International Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	3.46%
C000226535 [Member] | C000225785 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Mid Cap Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	13.84%
C000226535 [Member] | C000225786 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Name [Text Block]	JNL Small Cap Index Fund
Portfolio Company Subadviser [Text Block]	(Mellon Investments Corporation)
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	8.55%
C000226535 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	Guarantees your Beneficiaries will receive a benefit of at least your Contract Value on the date Jackson receives all required documentation from your Beneficiary.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals could significantly reduce the benefit. •Payment of advisory fees via direct deduction from Contract Value could significantly reduce the benefit. •Benefit terminates on annuitization
Name of Benefit [Text Block]	Basic Death Benefit
C000226535 [Member] | Premium Taxes [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Premium taxes generally range from 0.0% to 3.5% and vary by state.
C000226535 [Member] | Expedited Delivery Charge [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 22.50
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Between Monday and Friday, the Expedited Delivery Charge is $10. On Saturday, the Expedited Delivery Charge is $22.50.
C000226535 [Member] | Wire Transfers [Member]
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Standard wire fees are $20, international wire fees are $25.
C000226535 [Member] | Return Of Premium Guaranteed Minimum Death Benefit (“GMDB”) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The Return of Premium GMDB is only available to select when purchasing your Contract, and once purchased cannot be cancelled. For more information, please see “Return of Premium Guaranteed Minimum Death Benefit Charge” under “Death Benefit Charges”.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense, Footnotes [Text Block]	The Return of Premium GMDB is only available to select when purchasing your Contract, and once purchased cannot be cancelled. For more information, please see “Return of Premium Guaranteed Minimum Death Benefit Charge” under “Death Benefit Charges”.
C000226535 [Member] | Jackson +Protect Guaranteed Minimum Withdrawal Benefit (“GMWB”) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	The charge for the add-on guaranteed minimum withdrawal benefit is calculated based on the applicable percentage of the GWB.The charge displayed above represents the maximum possible charge during the Withdrawal Period of the Jackson +Protect GMWB add-on benefit. For more information about the charges for this benefit, please see “Jackson +Protect GMWB” under “Contract Charges”.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense, Footnotes [Text Block]	The charge for the add-on guaranteed minimum withdrawal benefit is calculated based on the applicable percentage of the GWB.The charge displayed above represents the maximum possible charge during the Withdrawal Period of the Jackson +Protect GMWB add-on benefit. For more information about the charges for this benefit, please see “Jackson +Protect GMWB” under “Contract Charges”.
C000226535 [Member] | Return Of Premium Guaranteed Minimum Death Benefit Charge [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Guaranteed Minimum Death Benefit
Purpose of Benefit [Text Block]
Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or (ii) all Premiums paid into the Contract (net of any applicable premium taxes and charges), reduced for withdrawals (including any applicable adjustments) in proportion to the reduction in the Contract Value at the time of the withdrawal.

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]
•Withdrawals may significantly reduce the value of this Return of Premium Death Benefit.
•Withdrawals may reduce the value of this benefit by more than the dollar amount of the withdrawal.
•The deduction of advisory fees from Contract Value under the Add-On Benefit Advisory Fee Withdrawal Program will be capped at 1.25% of Contract Value annually.
•Because deductions to pay advisory fees reduce your Contract Value, they may also negatively impact your Return of Premium Death Benefit, which is equal to the greater of Contract Value or Premiums paid.
•On each fifth Contract Anniversary, the GMDB charge may be increased.
•Ownership changes are allowed, but Covered Lives cannot be changed.

Name of Benefit [Text Block]	Return of Premium Guaranteed Minimum Death Benefit
C000226535 [Member] | Jackson +Protect GMWB [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Jackson +Protect GMWB
Purpose of Benefit [Text Block]	Guarantees partial withdrawals during the Contract’s accumulation phase for the Owner’s life.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Brief Restrictions / Limitations [Text Block]
•Withdrawals could reduce or prevent step ups.
•Excess withdrawals could significantly reduce or terminate the benefit.
•The deduction of advisory fees from Contract Value under the Add-On Benefit Advisory Fee Withdrawal Program will be capped at 1.25% of Contract Value annually, and will not reduce the value of this benefit.
•Available to add to a Contract on the Contract’s Issue Date, or on any Contract Anniversary, subject to availability.
•The charge for this GMWB increases upon the first withdrawal taken after the benefit has been added to the Contract.
•May be added on the Issue Date or a Contract Anniversary (with advance notice, subject to availability).
•Is subject to fee increases on each 5th Contract Anniversary (opting out will affect the benefit and the Contract).
•Is subject to a maximum guaranteed withdrawal balance (“GWB”) of $10 million.
•Terminates on the Income Date.
•Cannot be cancelled by you (except upon spousal continuation).

Name of Benefit [Text Block]	Jackson +Protect GMWB
C000226535 [Member] | Rebalancing [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rebalancing
Purpose of Benefit [Text Block]	Automatically reallocates your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and we impose any transfer restrictions or requirements on the one-year Fixed Account Option.
Name of Benefit [Text Block]	Rebalancing
C000226535 [Member] | Dollar Cost Averaging [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Automatically transfers a dollar amount or percentage of money periodically from the one-year Fixed Account Option or any of the Investment Divisions into the Investment Divisions and other Fixed Account Options.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.

Name of Benefit [Text Block]	Dollar Cost Averaging
C000226535 [Member] | Dollar Cost Averaging Plus (DCA+) [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Plus (DCA+)
Purpose of Benefit [Text Block]	If available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with systematic transfers from the DCA+ Fixed Account Option to one or more of the Investment Divisions or other Fixed Account Options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Restrictions may apply if we impose any transfer restrictions on the one-year Fixed Account Option.
•The DCA+ Fixed Account Option is only available for new Premiums.
•A Contract Value of $15,000 is required to participate.

Name of Benefit [Text Block]	Dollar Cost Averaging Plus (DCA+)
C000226535 [Member] | Earnings Sweep [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Earnings Sweep
Purpose of Benefit [Text Block]
Allows you to choose to move your earnings from the source accounts (only applicable from the one-year Fixed Account Option, if currently available, and the JNL/Dreyfus Government Money Market Investment Division).

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•May only be added within 30 days of the issue date of your Contract. •You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.
Name of Benefit [Text Block]	Earnings Sweep
C000226535 [Member] | Capital Protection Program [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Capital Protection Program
Purpose of Benefit [Text Block]
Allocates enough of your Premium to the Fixed Account Option you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid. You may allocate the rest of your Premium to any Investment Division(s)

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Effective October 21, 2024, the benefit is no longer available
•If any part of the Fixed Account value is withdrawn or transferred before the end of the selected period, the value at the end of that period will not equal the original Premium.
•This program is available only if Fixed Account Options are available.
•Only available at issue.

Name of Benefit [Text Block]	Capital Protection Program
C000226535 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
C000226535 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.

C000226535 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.
•Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks.
•Early withdrawals from a Fixed Account Option are subject to a Market Value Adjustment.
•You should review the investment options before making an investment decision.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options. You bear all the investment risk for amounts allocated to one or more of the Investment Divisions, which invest in underlying Funds. If the Investment Divisions you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Investment Divisions invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

C000226535 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risks. An investment in the Contract is subject to the risks related to us, Jackson. Any obligations (including those of the Fixed Account), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. If Jackson experiences financial distress, it may not be able to meet its obligations to you.
C000226535 [Member] | Investment Restrictions [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Restrictions. We reserve the right to limit transfers, and there is a $25 charge per transfer when you transfer your Contract Value between the investment options more than 25 times in a Contract Year. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging, Dollar Cost Averaging Plus (DCA+), Earnings Sweep, Rebalancing programs and/or add-on benefits.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Investment Divisions or substitute Funds as investment options that are available under the Contract.

C000226535 [Member] | Premium Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits or any GMWB. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

C000226535 [Member] | Fees And Charges Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Fees and Charges. Deduction of Contract fees and charges, and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement and disclosed in the fee tables.

C000226535 [Member] | Possible Adverse Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

C000226535 [Member] | Business Continuity And Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business Continuity and Cybersecurity Risk. We and our service providers and business partners are subject to certain risks, including those resulting from information system failures, cybersecurity incidents, public health crises such as the coronavirus (COVID-19) pandemic, and other disaster events. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers. These risks include, among other things, the theft, misuse, corruption and destruction of electronic information, interference with or denial of service, attacks on systems or websites, and other operational disruptions that could severely impede our ability to conduct our business or administer the Contract.

Such events could also adversely affect us by resulting in regulatory fines, litigation, financial losses, and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Although we take efforts to protect our systems from cybersecurity incidents, there can be no assurance that we or our service providers will be able to avoid cybersecurity incidents affecting Contract owners in the future. It is also possible that a cybersecurity incident could persist for an extended period of time without detection.

Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

As of the date of this prospectus, we do not believe that we have experienced a material cyber-attack or other cybersecurity incident. However in 2023, we were notified of a data security incident involving the MOVEit file transfer system used by numerous financial services companies. A third-party vendor uses that software on our behalf to, among other things, identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts. According to that third-party vendor, an unknown actor exploited a MOVEit software flaw to access the vendor’s systems and download certain data. Our assessment indicated that personally identifiable information relating to approximately 850,000 of Jackson’s customers was obtained by that unknown actor from the third-party vendor’s systems. This MOVEit vulnerability has now been rectified. Separately, Jackson experienced unauthorized access to two servers as a result of the MOVEit flaw; however, the scope and nature of the data accessed on those servers was significantly less than the third-party vendor impact. Our assessment was that a subset of information relating to certain partner organizations and individuals, including certain customers of Jackson, was obtained from the two affected servers. We notified affected customers as required by law, and we continue to assess and investigate the overall impact of the incidents. At this time, we do not believe the incidents or related litigation will have a material adverse effect on the business, operations, or financial results of Jackson.

C000226535 [Member] | Add-On Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Add-On Benefits. You may never need or use certain features provided by the Contract. In that case, you may pay for a feature for which you never realize any benefits.

Certain benefits are subject to conditions including waiting periods. You may die before you are able to access certain benefits under the Contract. Alternatively, you may not live long enough to receive enough benefit from the add-on benefits to exceed the amount of the fees you pay for those benefits. You may need to make early or excess withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits.

The Investment Divisions may perform well enough that you may not need the guarantee that may otherwise be provided by the Contract or by one of the Contract’s add-on benefits available for an additional charge.

Certain benefits may limit withdrawals or other rights under the Contract. If your Contract includes one of the add-on benefits, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Add-on benefits are available at issue or on your Contract Anniversary, subject to availability. If you do not elect an add-on benefit at issue, it is possible that the rates associated with your add-on benefit, including the Guaranteed Annual Withdrawal Amount percentages, may be lower than the rates you would have received if you had elected the add-on benefit at issue. It is also possible that the charge for the add-on benefit elected on your Contract Anniversary may be higher than the charge that would have been applicable if you had elected the add-on benefit at issue. Please note that we may make changes to which add-on benefits are available for election on your Contract Anniversary. For current availability of add-on benefits available for election post-issue, please see the most recent Post-Issue Rate Sheet Prospectus Supplement(s) at www.jackson.com/product-literature-3.html.

C000226535 [Member] | Conditions To Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.
C000226535 [Member] | Alternatives To The Contract Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.
C000226535 [Member] | Potentially Harmful Transfer Activity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions. (See “Transfers and Frequent Transfer Restrictions—Restrictions on Transfers: Market Timing” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.
C000226535 [Member] | Fixed Account Option Rates [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fixed Account Option Rates. The rates we declare for the Fixed Account Options may be lower than you would find acceptable.
C000226535 [Member] | Deduction Of Advisory Fees From Contract Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Deduction of Advisory Fees from Contract Value. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable distributions under your Contract; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements and Market Value Adjustments. Because deductions to pay advisory fees reduce your Contract Value, they may also negatively impact your Return of Premium add-on death benefit, which is equal to the greater of Contract Value or Premiums paid into your Contract (net of any applicable premium taxes and charges), reduced for withdrawals. Deductions to pay advisory fees may also reduce the step-ups available under the Jackson +Protect add-on benefit. Advisory fees are in addition to Contract fees and expenses disclosed in this prospectus. This means if you take withdrawals to pay advisory fees and do not follow our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) and/or elect an ineligible add-on benefit, all such withdrawals will be subject to any applicable income taxes and penalties and will reduce your add-on benefit(s).